Securities Financing Activities, Contractual Maturities of Gross Obligations (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	$ 322,482	$ 142,180
Securities lending agreements	7,558	7,247
Overnight/Continuous [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	200,118	79,560
Securities lending agreements	3,907	4,096
Up to 30 days [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	74,120	40,318
Securities lending agreements	0	0
30-90 Days [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	28,270	8,909
Securities lending agreements	0	300
Over 90 days [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	19,974	13,393
Securities lending agreements	$ 3,651	$ 2,851